Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000032333
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EINFX
Without Sales Load [Member] | C000032333
Average Annual Return [Line Items]
Average Annual Return, Percent	0.26%	(0.41%)	1.38%
GE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%